Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net

8. Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31,	December 31,
	2023	2022
Land	$863,105	$863,105
Buildings and leasehold improvements	16,001,232	17,567,628
Furniture and equipment	7,941,975	9,709,714
Software	202,815	221,540
Vehicles	241,864	646,257
Construction-in-progress	245,684	794,958
Right of use asset under finance lease	7,938,137	69,892,379
	33,434,812	99,695,581
Less: accumulated depreciation	(7,683,998)	(10,088,649)
Total	$25,750,814	$89,606,932

For the three months ended March 31, 2023 and 2022, total depreciation on property and equipment was $893,598 and $856,289, respectively. For the three months ended March 31, 2023 and 2022, accumulated amortization of the right of use asset under finance lease amounted to $1,934,235 and $2,736,162, respectively. The right of use asset under finance lease of $7,938,137 consists of leased processing and cultivation premises. The Company capitalized into inventory $734,087 and $700,193 relating to depreciation associated with manufacturing equipment and production facilities for the three months ended March 31, 2023 and 2022, respectively. The capitalized depreciation costs associated are added to inventory and expensed through Cost of Sales Product Cost on the unaudited condensed consolidated statements of net loss and comprehensive loss.

As of March 31, 2023, in conjunction with the Company’s held for sale assessment and disposal of certain long-lived assets, the Company evaluated whether property and equipment showed any indicators of impairment, and it was determined that the recoverable amount of certain net assets was above book value. As a result, the Company recorded an impairment charge of $0 (2022 - $5,313,176) on property and equipment, net.

9. Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,	December 31,
	2022	2021
Land	$863,105	$1,366,650
Buildings and leasehold improvements	17,567,628	15,529,928
Furniture and equipment	9,709,714	7,962,363
Software	221,540	221,540
Vehicles	646,257	513,135
Construction-in-progress	794,958	10,510,166
Right of use asset under finance lease	69,892,379	71,078,655
	99,695,581	107,182,437
Less: accumulated depreciation	(10,088,649)	(7,693,878)
Total	$89,606,932	$99,488,559

For the years ended December 31, 2022 and 2021, total depreciation on property and equipment was $3,335,895 and $3,029,324, respectively. For the year ended December 31, 2022 and 2021, accumulated amortization of the right of use asset amounted to $3,392,377 and $2,513,223, respectively. For the years ended December 31, 2022 and 2021, the right of use asset under finance lease of $69,892,379 and $71,078,655, respectively, consists of leased processing and cultivation premises, and leased equipment. During the years ended December 31, 2022 and 2021, total interest expense capitalized to property plant and equipment was $573,717 and $521,737, respectively. The Company capitalized into inventory $2,682,818 and $2,404,711 relating to depreciation associated with manufacturing equipment and production facilities as of December 31, 2022 and 2021, respectively. The capitalized depreciation costs associated are added to inventory and expensed through Cost of Sales Product Cost on the consolidated statements of net loss.

As of December 31, 2022, in conjunction with the Company’s held for sale assessment and disposal of certain long-term assets, the Company evaluated whether property and equipment showed any indicators of impairment, and it was determined that the recoverable amount of certain net assets was below book value. As a result, the Company recorded an impairment charge of $8,596,201 (2021 - $3,064,468) on property and equipment, net. Cash proceeds received during the year ended December 31, 2022, for disposed assets was $395,458.